Stockholders' Equity (Details 5) - 2013 Incentive Stock Plan (Service-based grants) [Member] - $ / shares shares in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Number
Beginning balance	105	1,983
Granted
Issued	(96)	(1,585)
Expired
Forfeited	(9)	(293)
Options granted in exchange for shares
Ending balance		105
Weighted Average Remaining Contractual Life (Years)		9 months 18 days
Weighted Average Exercise Price
Beginning balance	$ 4.90	$ 4.90
Ending balance		$ 4.90